Average Annual Total Returns{- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 40%	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 40%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 40%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 40%: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0594 Past 1 year	F0594 Past 5 years	F0594 Past 10 years
Total	6.26%	6.69%	5.79%	5.49%	5.77%	4.87%	3.83%	4.92%	4.30%	8.47%	6.90%	5.76%	10.83%	7.14%	5.61%	12.95%	8.24%	6.70%	13.04%		9.68%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	11.29%	7.80%	6.61%

[1]	(a)Since inception October 2, 2018.